ORGANIZATION AND DESCRIPTION (Details)	Feb. 04, 2013	May 06, 2008	Apr. 10, 2008
ORGANIZATION AND DESCRIPTION:
Shares to the former shareholders of CMI.			180,000
Common stock to the members of Mountain Capital, LLC		41,897
Common stock to the members of AUL		2,722
Company entered into a Share Exchange Agreement with Novas Energy (USA), Inc. shares of its common stock	100,000,000
Company entered into a Share Exchange Agreement with for shares of common stock in Novas	100,000,000